SHAREHOLDERS' EQUITY (Narrative) (Details)										1 Months Ended								3 Months Ended		12 Months Ended
	May 13, 2020 $ / shares shares	May 04, 2020 $ / shares shares	Feb. 06, 2019 USD ($) USD_Per_unit Unit $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	Apr. 06, 2015 shares	Oct. 14, 2014 shares	May 11, 2010 shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 18, 2021 $ / shares	Jul. 27, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares	Apr. 22, 2020 $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Feb. 24, 2015 USD ($) $ / shares shares	Mar. 31, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2015 USD ($) shares	Mar. 01, 2022 shares	Dec. 23, 2021 $ / shares	Feb. 04, 2020 USD ($) $ / shares	Dec. 19, 2019 shares	Apr. 25, 2018 shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2015 USD ($) $ / shares shares
Class of Stock [Line Items]
Stock Issued During Period, Value, Stock Options Exercised | $																				$ 4,000
Shares issued																				96,411,949	46,239,183
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																				7,000
Issuance of ordinary shares in the IPO, shares																								166,667
Number of units																															25,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																				$ 0	$ 4,731,000	$ 0
Warrant outstanding																				1,692,515
Proceeds warrant from the exercise warrants | $																				$ 19,219,000	0	$ 0
Aggregate consideration | $																				$ 68,787,000	$ 31,646,000
Placement agent [Member]
Class of Stock [Line Items]
Exercise of warrants																				1,341,667
Placement agent [Member]
Class of Stock [Line Items]
Warrants Issued																				1,123,796
IPO [Member]
Class of Stock [Line Items]
Shares issued				478,407
Common stock, Units issued | Unit			1,881,500
Purchase price per unit | USD_Per_unit			2.58
Number of ordinary shares available for purchase through pre-funded warrants				450,909
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																				25,624
Issuance of ordinary shares in the IPO, shares																	166,667
Share price | $ / shares				$ 5.5													$ 72														$ 72
Value or warrants | $																								$ 125,000
Number of units				2,738,472
Proceeds from issuance of public offering | $				$ 20,200,000
Issuance of ordinary shares, gross proceeds | $																	$ 10,800,000
Fair value of warrants issued | $																	196,000
Payments of Stock Issuance Costs | $																	$ 2,900,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in the IPO, shares							12,500
Warrants Issued																								37,500
Private Placement [Member]
Class of Stock [Line Items]
Shares issued																												2,720,178
Price per share | $ / shares																											$ 1.75
Minimum bid price value | $ / shares																										$ 1.00
Warrants Issued												19,265,068
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																								$ 10,900,000
Payments of Stock Issuance Costs | $																								$ 1,200,000
Proceeds from issuance of shares | $																											$ 4,760,000
Series C [Member]
Class of Stock [Line Items]
Shares issued				478,407
Pre funded Units [Member]
Class of Stock [Line Items]
Proceeds from exercise of prefunded warrants | $				$ 4,500,000
April-May 2020 Registered Direct Offering [Member]
Class of Stock [Line Items]
Shares issued	5,000,000	7,500,001												6,666,669
Exercise of warrants												15,000,003
Price per share | $ / shares	$ 0.60	$ 0.60												$ 0.60
Warrants Issued	5,000,000	7,500,001												6,666,669
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.80
Exercise price of warrants | $ / shares											$ 0.75
Expiration period	5 years	5 years												5 years
Warrant that were exercised																				4,166,667
Payments of Stock Issuance Costs | $																				$ 1,361,000
Warrants issued to purchase ordinary shares	350,000	525,000												466,667
April-May 2020 Registered Direct Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $																				11,500,000
April-May 2020 Registered Direct Offering [Member] | Minimum [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $																				$ 10,139,000
April-May 2020 Offerings [Member]
Class of Stock [Line Items]
Exercise of warrants																			24,204,682
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.80								$ 0.80
Exercise price range upper limit | $ / shares																			$ 0.75
Proceeds warrant from the exercise warrants | $																			$ 19,240,000
Pre funded Units [Member]
Class of Stock [Line Items]
Number of ordinary shares available for purchase through pre-funded warrants			1,024,876	450,909
Pre-funded warrants purchase price | $ / shares			$ 2.57	$ 5.49
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.01	0.01
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Warrants Issued									32,174
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants																						734	7,724
Warrants expired																				6,512
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants Issued																								8,334
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															90
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 82.80
Warrant outstanding																				378,047	378,047
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 82.80
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants																								6,250
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 90
Expiry date																	Feb. 24, 2020
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants Issued																								221,556
Class of Warrant or Right, Exercise Price of Warrants or Rights | ₪ / shares																														₪ 2.40
Principal | $																															$ 12,000,000
Expiration period																								10 years
Warrant outstanding																				7,389
Percentage of shares fully diluted																								2.00%
Amount of portion of ordinary shares of such lender | $																								$ 1,000,000
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants			1,024,876
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																24,167
Proceeds from issuance of registered direct offering | $			$ 7,500,000
Proceeds warrant from the registered direct offering | $																$ 14,500
Payments of Stock Issuance Costs | $			987,000
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 22.80
Price per unit | $ / shares						22.20
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.60
Proceeds from issuance of shares, prefunded shares and warrants | $						$ 5,900,000
Issuance of ordinary Shares in RD Offering, shares						53,635
Expiry date						Aug. 11, 2023
Shares issuable under pre-funded warrants purchase						209,524
Shares issued under pre-funded warrants purchase						47,917
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants Issued																								1,250
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 60.72
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 24.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					112,460
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 25.50
Expiration of warrants																													13,574
Proceeds from Issuance of shares and Warrants | $					$ 2,690,000
Warrants exercised on a cashless basis																													56,812
Issuance of ordinary Shares in RD Offering, shares					112,460
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Exercise of warrants												85,228
Share price | $ / shares															$ 13.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															142,042
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 15
Proceeds from Issuance of shares and Warrants | $															$ 2,500,000
Issuance of ordinary Shares in RD Offering, shares															189,387
Series C Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 5.50
Pre-funded Warrants one [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $			$ 6,500,000
Series D Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 2.58
Warrants issued to purchase ordinary shares			0.5
Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding																				484,196
Warrant that were exercised												968,992
Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Exercise of warrants																		17,572,552
Warrant [Member] | Placement agent [Member]
Class of Stock [Line Items]
Exercise of warrants																		1,123,796
Warrant [Member] | RD Offering [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Issued										25,925,926
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 1.50
Issuance expenses | $										$ 3,199,000
Warrants issued not exercised										25,925,926
Warrant [Member] | RD Offering [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $										$ 35,000,000
Warrant [Member] | RD Offering [Member] | Minimum [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $										$ 31,801,000
Warrants Exercise Transaction [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												16,054,223
Warrants Exercise Transaction [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants | $												$ 9,632,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 15.00
Warrants Exercise Transaction [Member] | Minimum [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants | $												$ 8,712,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.80
Payments of Stock Issuance Costs | $													$ 920,000
Warrants Exercise Transaction [Member] | Private Placement [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.80
Warrants Exercise Transaction [Member] | Private Placement [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.75
Series C Warrants to purchase ordinary shares [Member]
Class of Stock [Line Items]
Warrant outstanding																				3,667,788
Placement agent [Member]
Class of Stock [Line Items]
Warrants Issued																					203,446
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 3.225
Warrants Outstanding | $																				$ 203,446,000
Warrants outstanding																				9,471
Placement agent [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants outstanding																				5,625
Placement agent [Member] | Ordinary Shares [Member] | Warrant Amendment Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									18,525,927
Pontifax Warrants [Member]
Class of Stock [Line Items]
Warrants Issued								18,464
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 60.72
Warrants outstanding																				9,232
Placement agent warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 1.6875
Placement agent warrants [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Issued																				1,296,296
Warrant outstanding																				25,925,926
Warrants issued not exercised																				1,296,296
Placement agent warrants [Member] | Ordinary Shares [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,296,296
Percentage of ordinary shares issued upon cash exercise of warrants to placement agent										5.00%